Quarterly Holdings Report
for
Fidelity Freedom® 2040 Fund
December 31, 2021
F40-NPRT3-0322
1.811349.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $8,489,592)	8,490,000	8,489,700

Domestic Equity Funds - 50.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	48,690,693	579,419,244
Fidelity Series Blue Chip Growth Fund (c)	55,188,464	907,850,233
Fidelity Series Commodity Strategy Fund (c)	145,976,078	597,042,158
Fidelity Series Growth Company Fund (c)	113,187,092	2,310,148,547
Fidelity Series Intrinsic Opportunities Fund (c)	120,865,755	2,385,890,010
Fidelity Series Large Cap Stock Fund (c)	109,398,987	2,077,486,763
Fidelity Series Large Cap Value Index Fund (c)	49,313,286	767,314,737
Fidelity Series Opportunistic Insights Fund (c)	57,569,912	1,193,999,981
Fidelity Series Small Cap Discovery Fund (c)	18,261,940	260,232,646
Fidelity Series Small Cap Opportunities Fund (c)	57,783,520	862,130,119
Fidelity Series Stock Selector Large Cap Value Fund (c)	125,575,011	1,765,584,657
Fidelity Series Value Discovery Fund (c)	81,764,074	1,354,830,700
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,805,904,697)		15,061,929,795

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	59,619,836	866,276,219
Fidelity Series Emerging Markets Fund (c)	40,510,932	425,769,896
Fidelity Series Emerging Markets Opportunities Fund (c)	182,127,869	3,828,327,806
Fidelity Series International Growth Fund (c)	116,539,775	2,228,240,496
Fidelity Series International Small Cap Fund (c)	31,330,046	670,149,674
Fidelity Series International Value Fund (c)	199,594,589	2,229,471,554
Fidelity Series Overseas Fund (c)	154,714,256	2,227,885,290
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,589,951,144)		12,476,120,935

Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	5,929,239	59,588,853
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	23,559,425	238,656,979
Fidelity Series Emerging Markets Debt Fund (c)	17,099,639	155,093,727
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,529,377	52,197,315
Fidelity Series Floating Rate High Income Fund (c)	3,179,412	29,441,358
Fidelity Series High Income Fund (c)	18,800,213	179,354,034
Fidelity Series International Credit Fund (c)	1,185,697	11,762,114
Fidelity Series International Developed Markets Bond Index Fund (c)	253,748	2,494,340
Fidelity Series Investment Grade Bond Fund (c)	14,738,108	171,256,818
Fidelity Series Long-Term Treasury Bond Index Fund (c)	138,425,848	1,179,388,225
Fidelity Series Real Estate Income Fund (c)	9,438,454	110,713,063
TOTAL BOND FUNDS (Cost $2,191,149,668)		2,189,946,826

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $20,005,864)	20,002,280	20,006,280

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,615,500,965)	29,756,493,536
NET OTHER ASSETS (LIABILITIES) - 0.0%	(335,843)
NET ASSETS - 100.0%	29,756,157,693

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	161	Mar 2022	9,871,715	58,479	58,479

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,471,908.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	11,494,556	66,594,801	58,083,077	4,794	-	-	20,006,280	0.0%
Total	11,494,556	66,594,801	58,083,077	4,794	-	-	20,006,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	128,141,669	68,070,633	468,934	(398,976)	(83,207)	59,588,853
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	248,851,288	11,274,067	1,263,234	(23,950)	1,103,708	238,656,979
Fidelity Series All-Sector Equity Fund	573,944,243	109,265,592	119,551,274	82,049,725	12,796,571	2,964,112	579,419,244
Fidelity Series Blue Chip Growth Fund	910,539,429	295,034,040	267,723,279	188,697,848	21,111,049	(51,111,006)	907,850,233
Fidelity Series Canada Fund	704,757,720	143,583,265	79,530,690	18,315,875	3,700,874	93,765,050	866,276,219
Fidelity Series Commodity Strategy Fund	804,669,530	285,084,570	388,460,777	247,740,827	(38,942,839)	(65,308,326)	597,042,158
Fidelity Series Emerging Markets Debt Fund	157,199,368	19,408,581	21,261,590	5,405,717	(1,010,795)	758,163	155,093,727
Fidelity Series Emerging Markets Debt Local Currency Fund	51,094,033	9,006,415	4,854,182	1,994,211	(114,769)	(2,934,182)	52,197,315
Fidelity Series Emerging Markets Fund	461,198,780	82,308,168	75,531,047	13,782,420	4,610,377	(46,816,382)	425,769,896
Fidelity Series Emerging Markets Opportunities Fund	4,163,415,643	1,072,243,910	687,542,299	435,241,498	58,277,229	(778,066,677)	3,828,327,806
Fidelity Series Floating Rate High Income Fund	30,146,999	2,534,383	3,467,879	973,617	(128,264)	356,119	29,441,358
Fidelity Series Government Money Market Fund 0.08%	192,203,651	17,748,995	209,952,646	41,777	-	-	-
Fidelity Series Growth Company Fund	2,323,775,741	943,558,573	802,567,998	614,417,876	97,632,044	(252,249,813)	2,310,148,547
Fidelity Series High Income Fund	180,560,165	20,842,014	25,117,258	7,580,455	(198,912)	3,268,025	179,354,034
Fidelity Series Inflation-Protected Bond Index Fund	577,866,254	47,194,804	647,627,499	5,606,628	52,476,330	(29,909,889)	-
Fidelity Series International Credit Fund	11,535,904	297,582	-	297,582	-	(71,372)	11,762,114
Fidelity Series International Developed Markets Bond Index Fund	-	2,552,212	58,024	2,041	152	-	2,494,340
Fidelity Series International Growth Fund	1,974,852,247	347,817,405	223,146,941	171,672,642	5,417,114	123,300,671	2,228,240,496
Fidelity Series International Small Cap Fund	620,028,461	102,086,935	77,223,461	78,124,504	9,178,369	16,079,370	670,149,674
Fidelity Series International Value Fund	1,974,264,607	472,862,067	278,853,956	107,784,136	8,012,558	53,186,278	2,229,471,554
Fidelity Series Intrinsic Opportunities Fund	2,332,742,578	617,139,948	371,671,526	401,225,381	17,163,985	(209,484,975)	2,385,890,010
Fidelity Series Investment Grade Bond Fund	11,978,817	211,028,582	51,145,384	679,599	(9,181)	(596,016)	171,256,818
Fidelity Series Large Cap Stock Fund	2,039,274,385	268,209,319	294,725,492	184,986,555	31,377,583	33,350,968	2,077,486,763
Fidelity Series Large Cap Value Index Fund	751,745,003	87,333,370	117,196,364	44,985,566	12,531,696	32,901,032	767,314,737
Fidelity Series Long-Term Treasury Bond Index Fund	792,952,982	522,255,034	202,105,767	17,520,771	(29,481,618)	95,767,594	1,179,388,225
Fidelity Series Opportunistic Insights Fund	1,190,385,340	292,829,895	339,161,156	187,274,126	33,989,496	15,956,406	1,193,999,981
Fidelity Series Overseas Fund	1,978,115,516	242,473,452	268,566,595	63,506,829	14,867,501	260,995,416	2,227,885,290
Fidelity Series Real Estate Income Fund	110,784,694	6,456,978	13,159,235	3,945,820	118,803	6,511,823	110,713,063
Fidelity Series Short-Term Credit Fund	40,486,799	1,898,507	42,386,663	189,506	893,552	(892,195)	-
Fidelity Series Small Cap Discovery Fund	255,189,289	52,789,518	45,931,153	42,797,581	5,267,690	(7,082,698)	260,232,646
Fidelity Series Small Cap Opportunities Fund	853,415,979	270,141,194	142,769,936	216,547,706	11,857,155	(130,514,273)	862,130,119
Fidelity Series Stock Selector Large Cap Value Fund	1,723,856,427	334,107,130	279,628,575	230,001,529	24,343,260	(37,093,585)	1,765,584,657
Fidelity Series Value Discovery Fund	1,325,695,634	196,019,168	225,230,142	109,550,650	26,506,386	31,839,654	1,354,830,700
	29,118,676,218	7,453,104,563	6,385,493,488	3,484,673,166	381,820,470	(840,110,207)	29,727,997,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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